As filed with the Securities and Exchange Commission
on March 19, 2015

Securities Act File No. 333-103283

Investment Company Act File No. 811-21308

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.      24

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.     26

(Check appropriate box or boxes)

ALGER GLOBAL GROWTH FUND

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Hal Liebes, Esq.

Fred Alger Management, Inc.

360 Park Avenue South

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Gary Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, NY 10038

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b), or

☐	on [date] pursuant to paragraph (b), or

☐	60 days after filing pursuant to paragraph (a)(1), or

☐	on [date] pursuant to paragraph (a)(1), or

☐	75 days after filing pursuant to paragraph (a)(2), or

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 19th day of March, 2015.

ALGER GLOBAL GROWTH FUND

By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Lisa A. Moss
Lisa A. Moss, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Hal Liebes	President (Principal	March 19, 2015
Hal Liebes	Executive Officer)

/s/ Michael D. Martins	Treasurer	March 19, 2015
Michael D. Martins	(Principal Financial Officer)

*	Trustee	March 19, 2015
Hilary M. Alger

*	Trustee	March 19, 2015
Charles F. Baird, Jr.

*	Trustee	March 19, 2015
Roger P. Cheever

*	Trustee	March 19, 2015
Stephen E. O’Neil

*	Trustee	March 19, 2015
Nathan E. Saint-Amand

*	Trustee	March 19, 2015
David Rosenberg

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase